TAXES ON EARNINGS - Summary of Taxes by Jurisdiction and Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Current provision:
Federal	$ 9.2	$ (2.1)	$ 24.8
State and local	1.3	(0.3)	1.6
Foreign	6.8	7.5	5.3
Total current	17.3	5.1	31.7
Deferred provision (benefit):
Federal	(10.0)	(7.0)	(7.0)
State and local	(1.6)	0.7	(1.0)
Foreign	0.0	(1.4)	(0.9)
Total deferred	(11.6)	(7.7)	(8.9)
Taxes on earnings	5.7	(2.6)	22.8
United States	5.9	3.7	55.5
Foreign	15.6	22.0	19.3
Earnings before taxes	$ 21.5	$ 25.7	$ 74.8